Document and Entity Information	May 13, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Mondelez International, Inc.
Amendment Flag	false
Entity Central Index Key	0001103982
Document Type	8-K
Document Period End Date	May 13, 2020
Entity Incorporation State Country Code	VA
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Entity Address, Address Line One	905 West Fulton Market
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(847)
Local Phone Number	943-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
M 2.375 Notes Due 20213 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2021
Trading Symbol	MDLZ21
Security Exchange Name	NASDAQ
One Point Zero Percent Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2022
Trading Symbol	MDLZ22
Security Exchange Name	NASDAQ
One Point Six Twenty Five Percent Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2023
Trading Symbol	MDLZ23
Security Exchange Name	NASDAQ
One Point Six Twenty Five Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
M 2.375 Notes Due 20351 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
M 4.500 Notes Due 20352 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
Three Point Eight Seventy Five Percent Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ